Vessels, net, textuals (Details) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Purchase price of the vessels		$ 60,161
Number of vessels impaired		3	2	2
Vessels fair value		$ 47,393	$ 29,074	$ 20,050
Impairment losses		31,629	20,654	8,363
Proceeds from sale of vessels		28,868	92,905	5,895
Loss / (Gain) on vessels' sale		127	16,700	(945)
Blue Moon and Briolette Vessels [Member]
Property, Plant and Equipment [Line Items]
Purchase price of the vessels		60,000
Pre-delivery costs capitalized		$ 161
Blue Moon Vessel [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		Aug. 31, 2019
Briolette Vessel [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		Nov. 30, 2019
Pucon Vessel [Member]
Property, Plant and Equipment [Line Items]
Impairment losses		$ 17,434
Pamina and Rotterdam Vessels [Member]
Property, Plant and Equipment [Line Items]
Impairment losses		14,195
Deferred Charges Net [Member]
Property, Plant and Equipment [Line Items]
Impairment losses		598
Loss / (Gain) on vessels' sale		$ 117	832	$ 0
Pamina and Pucon Container Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of memoranda of agreement					2
Sale price					$ 29,340
Proceeds from sale of vessels	$ 28,868
March, Great, New Jersey, Sagitta, Centaurus, Puelo and Hamburg Container Vessels [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels			$ 92,905
Number of vessels sold			7